Cover	Sep. 27, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 27, 2021
Entity File Number	1-4221
Entity Registrant Name	HELMERICH & PAYNE, INC.
Entity Central Index Key	0000046765
Entity Tax Identification Number	73-0679879
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1437 South Boulder Avenue
Entity Address, Address Line Two	Suite&1400
Entity Address, City or Town	Tulsa
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74119
City Area Code	918
Local Phone Number	742-5531
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock ($0.10 par value)
Trading Symbol	HP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false